Expense By Nature - Summary of Employee Benefit Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of employee benefits expense [abstract]
Wages, salaries and bonuses	¥ 10,764,239	¥ 8,689,993	¥ 6,855,372
Other social security costs, housing benefits and other employee benefits	2,787,803	2,473,673	2,010,418
Pension costs – defined contribution plans	427,917	1,244,100	1,083,427
Share-based payment	165,248	(55,443)	128,158
Employee benefits expense	¥ 14,145,207	¥ 12,352,323	¥ 10,077,375